SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 15,894,358	$ 13,559,706	$ 55,689,793	$ 29,009,640
Retail Grocery [Member]
Total revenue	13,478,803	11,613,730	47,243,163	25,867,061
Food Service Restaurant [Member]
Total revenue	2,414,995	1,943,914	8,440,245	3,126,709
Online E Commerce [Member]
Total revenue	$ 560	$ 2,062	$ 6,385	$ 15,870